Commitments and Contingencies - Charter party agreements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Total	$ 160,176
2025	158,325
2026	1,851
2027	(0)
2028	(0)
2029	(0)
2030 and thereafter	(0)
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	160,176	[1]
2025	158,325	[1]
2026	1,851	[1]
2027	(0)	[1]
2028	(0)	[1]
2029	(0)	[1]
2030 and thereafter	$ (0)	[1]

[1]	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2024, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2024 and ii) the remaining minimum duration of each non-cancellable time charter agreement.